Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 1,850,317	$ 322,441	$ 485,559
Loans receivable, net	4,975,770	6,374,908	7,124,702
Fair Value, Inputs, Level 1 [Member]
Cash	1,850,317	322,441	485,559
Loans receivable, net
Fair Value, Inputs, Level 2 [Member]
Cash
Loans receivable, net
Fair Value, Inputs, Level 3 [Member]
Cash
Loans receivable, net	$ 4,975,770	$ 6,374,908	$ 7,124,702